Provision for taxes, civil and labor risks - Changes in provisions (Details) - BRL (R$) R$ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Provision for taxes, civil and labor risks
Balance at the beginning of the year	R$ 73.2	R$ 76.4
Provisions recognized	14.2	78.4
Utilized provisions	(10.1)	(81.6)
Balance at the ending of the year	R$ 77.3	R$ 73.2